Pension, Retiree Medical and Savings Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Pension strategy investment term, years		5 years
Defined Contribution Plan, Cost		$ 411,000,000	$ 356,000,000	$ 283,000,000
amortization corridor		10.00%
Defined Benefit Plan, Average Remaining Service Period of Active Plan Participants, Retiree Medical Expense		11 years
Reporting Unit, Zero or Negative Carrying Amount, Number		0
Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), before Tax		$ 213,000,000		$ 318,000,000
Expected return on plan assets (a)		7.40%	7.40%	6.70%
Pre-tax non-cash settlement charge, net of tax, per share		$ 0.12		$ 0.18
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), after Tax		$ 165,000,000		$ 246,000,000
Defined Benefit Plan, Benefit Obligation, Divestiture				145,000,000
Defined Benefit Plan, Plan Assets, Amount		10,609,000,000	$ 11,541,000,000	$ 11,148,000,000
Domestic-Plan I [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), before Tax		$ 213,000,000
Defined Benefit Plan, Average remaining life expectancy of Inactive Plan Participants, Pension Expense		26 years
Pre-tax non-cash settlement charge, net of tax, per share		$ 0.12
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), after Tax		$ 165,000,000
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets (a)		7.10%	7.10%	5.70%
Defined Benefit Plan, Plan Assets, Amount		$ 163,000,000	$ 183,000,000	$ 196,000,000
Domestic plan -Plan H [Member]
Defined Benefit Plan Disclosure [Line Items]
Average remaining service period of active plan participants, pension expense		11 years
Forecast [Member] | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets (a)	7.50%